Website Development Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Website Development Costs [Text Block]

Note 4 – Website Development Costs

The Company incurred and capitalized $8,975 related to its ongoing website development. As at May 1 2011, the development of the initial phase of the website was substantially completed. As such, the Company began amortizing the website cost over the estimated useful life of 3 years. As at September 30, 2011, the company incurred amortization cost amounting to $1,246 and the net cost of web development asset of $7,729 is reflected on the balance sheet.

	As of September 30, 2011
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$8,325	$650	$1,246	$7,729

	As of December 31, 2010
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$-	$8,325	$-	$8,325

Note 4 – Website Development Costs

During the 201 fiscal year, the Company incurred and capitalized $8,325 related to its ongoing website development. Upon the completion of the website, the capitalized website costs will be amortized over its estimated useful life of 3 years. As at December 31, 2010, the website has not yet been completed.